Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 117,907.5	$ 1,434.6	₨ 130,937.4
Remittances in transit	61,927.3	753.5	91,766.3
Accrued expenses	45,684.4	555.8	58,522.2
Accounts payable	206,920.4	2,517.6	152,309.2
Derivatives (see note 23)	98,783.5	1,201.9	74,819.2
Lease liabilities	97,658.9	1,188.2	78,138.0
Others	125,471.4	1,526.6	94,969.2
Total	₨ 754,353.4	$ 9,178.2	₨ 681,461.5
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Lease liabilities	Lease liabilities	Lease liabilities